Decommissioning Liabilities - Summary of Decommissioning Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provision For Decommissioning Restoration And Rehabilitation Costs [Abstract]
Beginning balance	$ 875	$ 1,029
Liabilities Incurred	3	8
Liabilities Settled	(52)	(44)
Liabilities Disposed	(8)	(30)
Transfers (to) From Liabilities Related to Assets Held for Sale		149
Change in Estimated Future Cash Flows	21	(136)
Change in Discount Rate	339	(165)
Unwinding of Discount on Decommissioning Liabilities (Note 6)	58	63
Foreign Currency Translation	(1)	1
Ending balance	$ 1,235	$ 875